GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Going Concern [Abstract]
Net loss	$ 2,986,798	$ (1,282,055)	$ (8,538,360)	$ (3,307,841)	$ (5,377,489)	$ (3,807,401)
Net cash used in operating activities			(1,032,989)	(836,228)	(916,407)	(750,408)
Net cash provided by financing activities			$ 2,027,422	$ 774,715	$ 871,199	$ 693,502